Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Cash and Cash Equivalents
(a)	Cash and cash equivalents comprise:

	2019	2018
	RMB million	RMB million
Deposits in banks and other financial institutions	1	19
Cash at bank and other financial institutions and on hand	1,848	6,909

Cash and cash equivalents in the consolidated statement of financial position	1,849	6,928

Cash and Cash Equivalents by Currencies
The carrying amounts of the Group’s cash and cash equivalents are denominated in the following currencies:

	2019	2018
	RMB million	RMB million
RMB	1,231	6,281
USD	395	267
EURO	34	53
AUD	59	138
JPY	17	22
HKD	13	22
Others	100	145

	1,849	6,928

Reconciliation of Profit before Income Tax to Cash Generated from Operating Activities
(b)	Reconciliation of profit before income tax to cash generated from operating activities:

		2019	2018	2017
	Note	RMB million	RMB million	RMB million
			(Note(i))	(Note (i)&(ii))
Profit before income tax		4,055	4,364	8,874
Adjustments for:
Depreciation and amortization charges	12	24,292	13,969	12,963
Other amortization	12	328	339	199
Impairment losses on property, plant, equipment	19	18	—	324
Share of associates’ results	24	178	(263)	(431)
Share of joint ventures’ results	25	(365)	(200)	(99)
Gain on disposal of property, plant and equipment and construction in progress	14	(140)	(602)	(989)
Changes in fair value of financial instruments	28	(265)	(12)	64
Remeasurement of the originally held equity interests in a joint venture		(13)	—	(109)
Interest income		(74)	(125)	(89)
Interest expense	15	5,845	3,202	2,747
Dividends income from other non-current financial assets		(23)	(20)	—
Dividend income from investments		—	—	(18)
Exchange losses / (gains), net		1,268	2,820	(642)
Changes in working capital:
Increase in inventories		(179)	(77)	(34)
(Decrease) /increase in contract liabilities and other non-current liabilities		(337)	450	—
Increase / (decrease) in sales in advance of carriage		1,709	1,441	(567)
Increase / (decrease) in deferred benefits and gains		73	(147)	362
Decrease / (increase) in operating receivables		1,178	(5,322)	(281)
Increase in operating payables		2,180	1,357	1,204

Cash generated from operating activities		39,728	21,174	23,478

Notes:

(i)
The Group has initially applied IFRS 16 using the modified retrospective approach and adjusted the opening balances at January 1, 2019 to recognize right-of-use
assets and lease liabilities relating to leases which were previously classified as operating leases under IAS 17. In the comparative periods in 2018 and 2017, cash payments under operating leases made by the Group as a lessee of RMB9,920 million and RMB8,996 million, respectively, were included in operating cash outflows in the consolidated cash flow statements. Under IFRS 16, except for short-term lease payments and payments for leases of low value assets not included in the measurement of lease liabilities, all other rentals paid on leases are now split into capital element and interest element and classified as financing cash outflows and operating cash outflows, respectively. Under the modified retrospective approach, the comparative information is not restated. Further details on the impact of the transition to IFRS 16 are set out in Note 2(b).

(ii)	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).

Summary of Reconciliation of Liabilities Arising from Financing Activities
(c)	Reconciliation of liabilities arising from financing activities

	Bank loans and other borrowings	Obligations under finance leases	Lease liabilities	Interest rate swaps held to hedge borrowings (assets)	Cross currency swaps (liabilities)	Cross currency swaps (assets)	Total
	RMB million	RMB million	RMB million	RMB million	RMB million	RMB million	RMB million
	(Note 36)	(Note 38)	(Note 37)	(Note 27)	(Note 27)	(Note 27)
At December 31, 2018 (Note)	54,417	72,221	—	(75)	44	—	126,607
Impact on initial application of IFRS 16	—	(72,221)	120,377	—	—	—	48,156

At January 1, 2019	54,417	—	120,377	(75)	44	—	174,763
Changes from financing cash flows:
Proceeds from bank borrowings	33,985	—	—	—	—	—	33,985
Proceeds from ultra-short-term financing bills	43,489	—	—	—	—	—	43,489
Proceeds from corporate bonds	7,497	—	—	—	—	—	7,497
Repayment of bank borrowings	(50,374)	—	—	—	—	—	(50,374)
Repayment of ultra-short-term financing bills	(25,000)	—	—	—	—	—	(25,000)
Repayment of corporate bonds	(12,951)	—	—	—	—	—	(12,951)
Capital element of lease rentals paid	—	—	(17,784)	—	—	—	(17,784)

Total changes from financing cash flows	(3,354)	—	(17,784)	—	—	—	(21,138)
Exchange adjustments	108	—	1,130	—	—	—	1,238
Changes in fair value	—	—	—	72	(44)	(187)	(159)
Other changes:
Increase in lease liabilities from entering into new leases during the year (Note 54)	—	—	30,351	—	—	—	30,351
Amortization amount of bond	9	—	—	—	—	—	9

Total other changes	9	—	30,351	—	—	—	30,360

At December 31, 2019	51,180	—	134,074	(3)	—	(187)	185,064

Note: The Group has initially applied IFRS 16 using the modified retrospective method and adjusted the opening balances at January 1, 2019 to recognize lease liabilities relating to leases which were previously classified as operating leases under IAS 17. See Note 2(b) and Note 34(b).

	Bank loans and other borrowings	Obligations under finance leases	Interest rate swaps held to hedge borrowings (assets)	Cross currency swaps (liabilities)	Total
	RMB million	RMB million	RMB million	RMB million	RMB million
	(Note 36)	(Note 38)	(Note 27)	(Note 27)
At January 1, 2018	48,287	67,924	(46)	64	116,229
Changes from financing cash flows:
Proceeds from bank borrowings	34,385	—	—	—	34,385
Proceeds from issuance of ultra-short-term financing bills	5,500	—	—	—	5,500
Proceeds from corporate bonds	2,000	—	—	—	2,000
Repayment of bank borrowings	(34,260)	—	—	—	(34,260)
Repayment of ultra-short-term financing bills	(1,500)	—	—	—	(1,500)
Repayment of corporate bonds	(345)	—	—	—	(345)
Repayment of principal under finance lease obligations	—	(10,433)	—	—	(10,433)

Total changes from financing cash flows	5,780	(10,433)	—	—	(4,653)

Exchange adjustments	350	1,440	—	—	1,790
Changes in fair value	—	—	(29)	(20)	(49)
Other changes:
Additions of obligations under finance leases (Note 54)	—	13,290	—	—	13,290

Total other changes	—	13,290	—	—	13,290

At December 31, 2018	54,417	72,221	(75)	44	126,607

Summary of cash outflow related to leases
(d)	Total cash outflow for leases
Amounts included in the cash flow statement for leases comprise the following:

	2019	2018	2017
	RMB million	RMB million	RMB million
		(Note)	(Note)
Within operating cash flows	(7,457)	(12,316)	(11,022)
Within investing cash flows	(224)	(113)	—
Within financing cash flows	(17,784)	(10,433)	(9,835)

	(25,465)	(22,862)	(20,857)

Summary of change in classification of cash flows of certain rentals paid on leases
These amounts relate to the following:

	2019	2018	2017
	RMB million	RMB million	RMB million
Lease rentals paid	(25,241)	(22,749)	(20,857)
Addition of land use rights	(224)	(113)	—

	(25,465)	(22,862)	(20,857)